Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
Fair Value of Consideration Tranferred and Recording of Assets Acquired [Member]
Business Acquisition [Line Items]
Cash	$ 359,250
Common stock, 167 shares of common stock of the Company	359,250
Transaction costs	39,231
Fair value of total consideration	$ 757,731
Fair Value of Consideration Tranferred and Recording of Assets Acquired [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued | shares	167
Acquisition of Gault Seafood [Member]
Business Acquisition [Line Items]
Fixed assets acquired	$ 146,600
Customer relationships	611,131
Fair market value of net assets acquired	$ 757,731